Form N-1A Cover	Sep. 30, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	MORGAN STANLEY ETF TRUST
Entity Central Index Key	0001676326
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Prospectus Date	Feb. 18, 2026